Fair Value Measurements (Details) - Schedule of fair value hierarchy	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	$ 28,041,937
Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	2,242,500
Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	1,906,056
Total [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	32,190,493
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 1 [Member] | Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	2,242,500
Level 1 [Member] | Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 1 [Member] | Total [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	2,242,500
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 2 [Member] | Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 2 [Member] | Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 2 [Member] | Total [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	28,041,937
Level 3 [Member] | Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 3 [Member] | Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	1,906,056
Level 3 [Member] | Total [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	$ 29,947,993